GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
Summary of Revenue by Geographic Area
1.	Revenues based on the channel partners’ location:

	Year ended December 31,
	2017	2016	2015
Americas, principally U.S.	$871,297	$847,458	$791,568
Europe	674,987	627,524	595,850
Asia-Pacific, Middle-East and Africa	308,374	266,319	242,420

	$1,854,658	$1,741,301	$1,629,838

Property and Equipment, Net by Geographic Area
2.	Property and equipment, net:

	December 31,
	2017	2016
Israel	$71,655	$56,682
U.S.	2,782	2,952
Rest of the world	3,330	2,225

	$77,767	$61,859

Total Revenues by Product Lines
b.	Summary information about product lines:

The Company’s products can be classified by three main product lines. The following table presents total revenues for the years ended December 31, 2017, 2016 and 2015 by product lines:

	Year ended December 31,
	2017	2016	2015
Product and licenses:
Network security Gateways	$506,057	$516,254	$485,778
Other *)	52,969	56,710	70,014

	559,026	572,964	555,792
Security subscriptions	480,352	389,885	318,624
Software updates and maintenance	815,280	778,452	755,422

Total revenues	$1,854,658	$1,741,301	$1,629,838

*)	Comprised of Endpoint security, Mobile security and Security management products, each comprising of less than 10% of products and licenses revenues.

Summary of Financial Income, Net
c.	Financial income, net:

	Year ended December 31,
	2017	2016	2015
Financial income:
Interest income	$74,900	$69,425	$67,581
Realized gain on sale of marketable securities, net	—	2,993	16

	74,900	72,418	67,597

Financial expense:
Amortization of marketable securities premium and accretion of discount, net	20,012	23,388	29,622
Realized loss on sale of marketable securities, net	176	—	—
Foreign currency re-measurement loss	5,555	2,658	485
Others	2,128	1,970	3,417

	27,871	28,016	33,524

	$47,029	$44,402	$34,073